                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          Polygon Hall, P.O. Box 225
                  Le Marchant Street, St. Peter Port
                  Guernsey, GYI 4HY, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom       NOVEMBER 12, 2008
        [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $1,490,142,018.49


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP

GENESIS ASSET MANAGERS, LLP

AS AT 30 SEPTEMBER 2008



                             Item 2 -                                                       Item 6:              Item 8:
                            Title or    Item 3 -                   Item 4:       Item 5:      Inv      Item 7:    Voting
Item 1 - Stock Name          Class       CUSIP      Portfolio    FMV (in US$)    Shares    Discretion  Manager  Authority
-----------------------  ------------ ------------- ---------- ---------------- ---------- ----------- -------- ---------- ---------
AMERICA MOVIL ADR          ADR          02364W105
                                                                339,999,001.32   7,333,887   sole          1    sole       6,003,738
                                                                                                                none       1,330,149
BANCO MACRO BANSUD ADR     ADR          05961W105
                                                                 41,717,500.00   2,255,000   sole          1    sole       2,021,400
                                                                                                                none         233,600
BANCO MACRO BANSUD B       ORD       ARBANS010010
                                                                    618,527.34     320,024   sole          1    sole         320,024

BANCOLOMBIA ADR            ADR          05968L102
                                                                 48,647,081.75   1,709,915   sole          1    sole       1,223,815
                                                                                                                none         486,100
BMB MUNAI (CERTIFICATED)                09656A105
                                                                  6,678,595.00   1,609,300   sole          1    sole       1,609,300

COMPANHIA BRASILEIRA       ADR
    DE DIST. ADR                        20440T201
                                                                 35,403,432.64   1,012,684   sole          1    sole         830,127
                                                                                                                none         182,557
CREDICORP (US)                          G2519Y108
                                                                 57,704,878.50     926,986   sole          1    sole         758,632
                                                                                                                none         168,354
EMBOTELLADORA ANDINA
    ADR REP A              ADR          29081P204
                                                                  5,445,609.00     418,893   sole          1    sole         221,393
                                                                                                                none         197,500
EMBOTELLADORA ANDINA
    ADS REP B              ADR          29081P303
                                                                 56,616,627.50   3,904,595   sole          1    sole       3,229,715
                                                                                                                none         674,880
FEMSA ADS                  ADS          344419106
                                                                219,067,120.82   5,743,763   sole          1    sole       4,674,781
                                                                                                                none       1,068,982
INFOSYS TECHNOLOGY
    LTD ADR                ADR          456788108
                                                                 14,243,622.48     427,608   sole          1    sole         407,876
                                                                                                                none          19,732
KOREA ELECTRIC POWER
    SPON ADR               ADR          500631106
                                                                  5,857,992.00     472,800   sole          1    sole         462,100
                                                                                                                none          10,700
MAGMA                      ORD       HRMGMARA0005
                                                                    561,296.48      27,850   sole          1    sole          27,850

MOBILE TELESYSTEMS ADR     ADR          607409109
                                                                196,712,552.97   3,512,097   sole          1    sole       2,860,852
                                                                                                                none         651,245
RETALIX LTD                ORD          M8215W109
                                                                 10,254,661.06     842,618   sole          1    sole         842,618

SILICON MOTION TECHNOLOGY
    CORP ADR               ADR          82706C108
                                                                  7,799,088.96   1,666,472   sole          1    sole       1,548,372
                                                                                                                none         118,100
SIMCERE PHARMACEUTICAL     ORD          82859P104
                                                                 24,176,117.56   2,785,267   sole          1    sole       2,785,267

SYNERON MEDICAL            ORD          M84116108
                                                                  5,600,919.75     393,047   sole          1    sole         388,741
                                                                                                                none           4,306
TAIWAN SEMICONDUCTOR
    CO ADR                 ADR          874039100
                                                                118,382,753.84  12,634,232   sole          1    sole       9,488,404
                                                                                                                none       3,145,828
TELE NORTE LESTE ADR       ADR          879246106
                                                                218,761,927.20  12,529,320   sole          1    sole      10,246,220
                                                                                                                none       2,283,100
TEVA PHARMACEUTICALS
    SPONS ADR              ADR          881624209
                                                                 75,892,712.32   1,657,408   sole          1    sole       1,479,814
                                                                                                                none         177,594
                                                              ----------------
                                                              1,490,142,018.49
                                                              ================